Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule for new allotments of options and restricted stock units (RSUs)

Date of grant	Eligible Recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions
January 10, 2023	Underwriters and/or their representatives	Non-Tradable Warrants	1,625	Exercisable immediately for 5 years
March 30, 2023	Chairman of the Board	Restricted share units (1)	1,340	12 quarterly tranches
March 30, 2023	Chairman of the Board	Performance share units (1)	1,340	Vesting upon achievement of a pre-determined milestone
April 20, 2023	Chief Executive Officer	Restricted share units (2)	1,910	12 quarterly tranches
April 20, 2023	Chief Executive Officer	Performance share units (2)	1,910	Vesting upon achievement of a pre-determined milestone
June 25, 2023	Company Employees	Restricted Share Units (3)	11,510	12 quarterly tranches
Total securities exercisable into shares			19,635

(1)
On March 30, 2023, the Chairman of the Board, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chairman of the Board had waived. The incremental fair value of this grant, amounting to USD 87 thousand, is recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones:

i.
engagement with a strategic partner / investor (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) for an investment in the company or its subsidiaries, in cash in an amount of not less than five hundred thousand dollars;

ii.	submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of our products; or
iii.
engagement with a strategic partner (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization.

(2)
On April 20, 2023, the Chief Executive Officer, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chief Executive Officer had waived. The incremental fair value of this grant, amounting to USD 134 thousand, is recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones.

As of June 30, 2023, the Company's management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 87 thousand.

(3)
On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments. The Company also issued restricted share units to its new employees, with a fair value of USD 89 thousand.

Schedule of parameters used for measuring fair value at the date the share-based payment plan
Options
Incremental fair value at the dates the options were waived	USD 111 thousand

Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	0.68-0.88
Exercise price (USD unlinked)	1.96-9.62
Expected volatility (weighted average)	97.54%-104.19%
Risk-free interest rate	3.78%-4.71%
Expected rate of dividend	0%